Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Recurring:
Cash and cash equivalents and restricted cash	$ 209,761	$ 250,294	$ 443,816	$ 342,287
Other:
Long-term debt	(3,189,841)	(3,123,728)
Due to affiliates - long term (note 7g)	(125,000)	(163,037)
Interest rate swap agreements
Derivative instruments (note 8)
Interest rate derivative instruments	(76,514)
Foreign currency forward contracts
Derivative instruments (note 8)
Foreign currency derivative instruments	(1,568)
Carrying Amount Asset (Liability) | Level 1 | Public
Other:
Long-term debt	(332,585)	(666,427)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	209,761	250,294
Carrying Amount Asset (Liability) | Level 2
Other:
Due to affiliates - long term (note 7g)	(125,000)	(163,037)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other:
Long-term debt	(2,857,256)	(2,457,301)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Derivative instruments (note 8)
Interest rate derivative instruments	(76,514)	(168,247)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross currency swap agreements
Derivative instruments (note 8)
Foreign currency derivative instruments	(3,909)	(44,006)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign currency forward contracts
Derivative instruments (note 8)
Foreign currency derivative instruments	(1,568)	(357)
Fair Value Asset (Liability) | Level 1 | Public
Other:
Long-term debt	(333,805)	(671,635)
Fair Value Asset (Liability) | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	209,761	250,294
Fair Value Asset (Liability) | Level 2
Other:
Due to affiliates - long term (note 7g)	(121,981)	(210,089)
Fair Value Asset (Liability) | Level 2 | Non-public
Other:
Long-term debt	(2,893,206)	(2,475,946)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Derivative instruments (note 8)
Interest rate derivative instruments	(76,514)	(168,247)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross currency swap agreements
Derivative instruments (note 8)
Foreign currency derivative instruments	(3,909)	(44,006)
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign currency forward contracts
Derivative instruments (note 8)
Foreign currency derivative instruments	$ (1,568)	$ (357)